As filed With the Securities and Exchange Commission on March 24, 2022

Registration Nos. 333-196172

811-08561

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]

Pre-effective Amendment No.	[ ]

Post-Effective Amendment No.	[ 17 ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]

Amendment No.	[ 210 ]

(Check appropriate box or boxes)

AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL-R

(Exact Name of Registrant)

AMERICAN GENERAL LIFE INSURANCE COMPANY

(Name of Depositor)

2727-A Allen Parkway

Houston, Texas 77019-2191

(Address of Depositor’s Principal Offices) (Zip Code)

(800) 871-2000

(Depositor’s Telephone Number, including Area Code)

Trina Sandoval, Esq.

American General Life Insurance Company

21650 Oxnard Street

Woodland Hills, California 91367

(Name and Address of Agent for Service for Depositor and Registrant)

Copy to:

Kim DeGennaro, Esq.

American General Life Insurance Company

2919 Allen Parkway, L4-01

Houston, Texas 77019

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485

[ X ]	on April 23, 2022 pursuant to paragraph (b) of Rule 485

[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 16 was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 and Amendment No. 209 was filed under the Investment Company Act of 1940 (collectively, the “Amendments”) on January 24, 2022 and pursuant to Rule 485(a)(1) would have become effective on March 25, 2022. Post-Effective Amendment No. 17 and Amendment No. 210 (collectively, the “Subsequent Amendments”) are being filed pursuant to Rule (b)(1)(iii) for the sole purpose of designating April 23, 2022 as the new date upon which the Amendments shall become effective.

Parts A, B and C were filed in Registrant’s Post-Effective Amendment No. 16 to Form N-6 on January 24, 2022 and are incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account VL-R, has duly caused this post-effective amendment to the registration statement to be signed on its behalf, by the undersigned, duly authorized, in the City of New York, and State of New York on this 23rd day of March, 2022.

AGL Separate Account VL-R (Registrant)

BY:	AMERICAN GENERAL LIFE INSURANCE COMPANY (On behalf of the Registrant and itself)

BY:	/s/ CHRISTOPHER FILIAGGI
CHRISTOPHER FILIAGGI SENIOR VICE PRESIDENT AND LIFE CONTROLLER

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	*KEVIN T. HOGAN	Director, Chairman, Chief Executive Officer, and President (Principal Executive Officer)	March 23, 2022
KEVIN T. HOGAN

	*ELIAS F. HABAYEB	Director, Executive Vice President and Chief Financial Officer (Principal Financial Officer)	March 23, 2022
ELIAS F. HABAYEB

	*CHRISTOPHER FILIAGGI	Senior Vice President and Life Controller (Principal Accounting Officer)	March 23, 2022
CHRISTOPHER FILIAGGI

	*TERRI N. FIEDLER	Director	March 23, 2022
TERRI N. FIEDLER

	*EMILY W. GINGRICH	Director	March 23, 2022
EMILY W. GINGRICH

	*MICHAEL P. HARWOOD	Director	March 23, 2022
MICHAEL P. HARWOOD

	*JONATHAN J. NOVAK	Director	March 23, 2022
JONATHAN J. NOVAK

	*TODD P. SOLASH	Director	March 23, 2022
TODD P. SOLASH

	*ALIREZA VASEGHI	Director	March 23, 2022
ALIREZA VASEGHI

*By:	/s/ TRINA SANDOVAL		March 23, 2022
TRINA SANDOVAL Attorney-in-Fact (Pursuant to Powers of Attorney previously filed)